UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-22426

Name of Fund:	BlackRock Taxable Municipal Bond Trust (BBN)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Taxable Municipal Bond Trust, 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code:
(800) 882-0052,
Option 4
Date of fiscal year end: 12/31/2024
Date of reporting period: 6/30/2024

Item 1 – Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

June 30, 2024

2024 Semi-Annual Report (Unaudited)

BlackRock Taxable Municipal Bond Trust (BBN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information
(unaudited)

Section 19(a) Notices
BlackRock Taxable Municipal Bond Trust
’
s (BBN) (the "Trust") amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the year and may be subject to changes based on tax regulations. The Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
June 30, 2024

	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BBN	$ 0.455937	$ —	$ —	$ 0.101463	$ 0.557400	82%	— %	— %	18%	100%

(a)
The Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Trust is returned to the shareholder. A return of capital does not necessarily reflect the Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce the Trust’s net asset value per share.

Section 19(a) notices for the Trust, as applicable, are available on the BlackRock website at
blackrock.com
.
Managed Distribution Plan
The Trust, with the approval of its Board of Trustees (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plan, the Trust currently distributes a fixed amount of $0.092900 per share on a monthly basis.
The fixed amount distributed per share is subject to change at the discretion of the Trust
’
s Board. The Trust is currently not relying on any exemptive relief from Section 19(b)
of the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Plan, the Trust will distribute all available investment income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net investment income and short-term capital gains) is not earned on a monthly basis, the Trust will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, the Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the 1940 Act.
Shareholders should not draw any conclusions about the Trust
’
s investment performance from the amount of these distributions or from the terms of the Plan. The Trust
’
s total
return performance is presented in its financial highlights table.
The Board may amend, suspend or terminate the Trust
’
s Plan at any time without prior notice to the Trust
’
s shareholders if it deems such actions to be in the best interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust
’
s stock is trading at or above net asset
value) or widening an existing trading discount. The Trust is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code.

2024
BlackRock Semi-Annual Report to Shareholders

Table of Contents

The Benefits and Risks of Leveraging
The Trust may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, its common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust
’
s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings
(less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume the Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Trust’s financing cost of leverage is significantly lower than the income earned on the Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares
(“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust
’
s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trust had not used leverage.
Furthermore, the value of the Trust
’
s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of the Trust
’
s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust
’
s NAV positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Trust’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of the Trust’s shares than if the Trust were not leveraged. In addition, the Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of the Trust
’
s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trust
’
s investment adviser will be higher than if the Trust did not use leverage.
The Trust may utilize leverage through reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. The Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act.
Derivative Financial Instruments
The Trust may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trust must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trust
’
s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trust
’
s investments in these
instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024

BlackRock Taxable Municipal Bond Trust (BBN)
Investment Objective
BlackRock Taxable Municipal Bond Trust
’
s (BBN) (the “Trust”)
primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in a portfolio of taxable municipal securities, including Build America Bonds (“BABs”), issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings.
The Trust originally sought to achieve its investment objectives by investing primarily in a portfolio of BABs, which are taxable municipal securities issued pursuant to the
American Recovery and Reinvestment Act of 2009. Given the uncertainty around the BABs program at the time of the Trust’s launch in 2010, the Trust’s initial public offering prospectus included a Contingent Review Provision. For any 24-month period, if there were no new issuances of BABs or other analogous taxable municipal securities, the
Board of Trustees (the “Board”) would undertake an evaluation of potential actions with respect to the Trust. Under the Contingent Review Provision, such potential action may include changes to the Trust’s non-fundamental investment policies to broaden its primary investment focus to include taxable municipal securities generally. The BABs program expired on December 31, 2010 and was not renewed. Accordingly, there have been no new issuances of BABs since that date.
Pursuant to the Contingent Review Provision, on June 12, 2015, the Board approved a proposal to amend the Trust’s investment policy from “Under normal market conditions, the Trust invests at least 80% of its managed assets in BABs” to “Under normal market conditions, the Trust invests at least 80% of its managed assets in taxable municipal securities, which include BABs”, and to change the name of the Trust from “BlackRock Build America Bond Trust” to “BlackRock Taxable Municipal Bond Trust.” These changes became effective on August 25, 2015.
The Trust continues to maintain its other investment policies, including its ability to invest up to 20% of its managed assets in securities other than taxable municipal securities.
Such other securities may include tax-exempt securities, U.S. Treasury securities, obligations of the U.S. Government, its agencies and instrumentalities and corporate bonds issued by issuers that have, in BlackRock Advisors, LLC
’
s (the "Manager") view, typically been associated with or sold in the municipal market. Bonds issued by private universities and hospitals, or bonds sold to finance military housing developments are examples of such securities. The Trust also continues to invest at least 80% of its managed assets in securities that at the time of purchase are investment grade quality.
As used herein, “managed assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the
Trust’s accrued liabilities (other than money borrowed for investment purposes).
As of June 30, 2024, 48% of the Trust’s portfolio is composed of BABs. Like other taxable municipal securities, interest received on BABs is subject to U.S. tax and may be subject to state income tax. Issuers of direct pay BABs, however, are eligible to receive a subsidy from the U.S. Treasury of up to 35% of the interest paid on the BABs. This allowed such issuers to issue bonds that pay interest rates that were expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market. While the U.S. Treasury subsidizes the interest paid on BABs, it does not guarantee the principal or interest payments on BABs, and there is no guarantee that the
U.S. Treasury will not reduce or eliminate the subsidy for BABs in the future. Any interruption, delay, reduction and/or offset of the reimbursement from the U.S. Treasury may reduce the demand for direct pay BABs and/or potentially trigger extraordinary call features of the BABs. As of the date of this report, the subsidy that issuers of direct pay BABs receive from the U.S. Treasury has been reduced from its original level as the result of budgetary sequestration. The extraordinary call features of some BABs permit early redemption at par value, and the reduction in the subsidy issuers of direct pay BABs receive from the U.S. Treasury has resulted, and may continue to result, in early redemptions of some BABs at par value. Such early redemptions at par value may result in a potential loss in value for investors of such BABs, who may have purchased the securities at prices above par, and may require such investors to reinvest redemption proceeds in lower-yielding securities. As of the date of this report, the Trust did not own any BABs subject to a par value extraordinary call feature. Additionally, many BABs also have more typical call provisions that permit early redemption at a stated spread to an applicable prevailing U.S. Treasury rate. Early redemptions in accordance with these call provisions may likewise result in potential losses for the Trust and give rise to reinvestment risk, which could reduce the Trust’s income and distributions.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BBN
Initial Offering Date	August 27, 2010
Current Distribution Rate on Closing Market Price as of June 30, 2024 ($16.35) (a)	6.82%
Current Monthly Distribution per Common Share (b)	$0.092900
Current Annualized Distribution per Common Share (b)	$1.114800
Leverage as of June 30, 2024 (c)	33%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Trust Summary

Trust Summary
as of June 30, 2024
(continued)

BlackRock Taxable Municipal Bond Trust (BBN)
Taxable Municipal Bond Overview
Taxable municipal bonds typically trade at a spread (or additional yield) relative to U.S. Treasury issues with similar maturities. Treasury yields increased meaningfully for maturities of five years and longer, while two-year yields decreased marginally. These moves caused the yield curve to steepen, but it remained inverted (with longer-term yields above those on short-term debt). This difficult rate environment contributed to the negative return for the index.
Spreads on taxable municipal bonds ended the period tighter at the broad index level, augmenting the benefit of income. (Prices rise as spreads narrow.) These factors were insufficient to counter the move higher in yields, resulting in negative returns. Spreads of taxable municipal bonds tend to follow those of investment-grade corporate debt, although usually with more muted volatility. Spreads on corporates also tightened during the first half of the year. Taxable municipal valuations ended the period within a normal range when compared to corporates, but the overall level of spreads remained at relatively tight levels.
Demand was strong for fixed-income investments in general, and for taxable municipals in particular. This factor played a key role in the tightening of spreads. The higher absolute level of interest rates led investors to lock in higher yield levels. There was distinct interest for the longest maturity areas, where yields were at levels that had not been available for several years. Taxable municipals benefited from this trend since the asset class has a longer duration and maturity structure than other parts of the fixed-income market. Further, new supply of taxable municipals remained low. Issuers were reluctant to sell debt at the higher yields, and they did not have the budgetary need to do so. The latter factor can largely be attributed to the lasting impact of federal aid during COVID-19, as well as issuers’ prior efforts to secure funding when interest rates were much lower.
Fundamental credit trends in the municipal sector remained sound, with more credit upgrades than downgrades. Previous federal government aid, marginally positive growth in revenues, and solid budgetary controls all contributed to the favorable trend. The taxable municipal market also benefited from a favorable technical factor whereby issuers tendered to repurchase debt from investors at above-market prices. The mechanics of the tenders involved the issuers qualifying to issue tax-exempt debt at lower yields to fund the tender of the taxable municipal debt. This dynamic not only allowed investors to take advantage of attractive tender levels, but it also helped the overall market by providing capital to be re-invested in the asset class.
There was also a significant development with respect to Build America Bonds (“BAB”s). Most BABs were issued with an Extraordinary Redemption Provision (“ERP”), which allows the issuers to call bonds for redemption prior to maturity under certain circumstances. Due to very rich valuations of tax-exempt bonds, issuers sought to use the ERP to call bonds out of the market while issuing new tax-exempt debt to fund the redemptions. Although these types of redemptions were not new to the sector, the amount of ERP calls increased significantly. This caused the value of some BABs to decline, as they had previously been trading at spreads tighter than where the bonds can be called (or were called). In addition, it resulted in more cash available to reinvest in the taxable municipal market. BAB redemptions slowed toward the end of the period, as did the previously described tenders, but both remain factors in the market.
Late in the second quarter, lower realized inflation and softening economic data indicated that the Federal Reserve could begin a rate cutting cycle in the latter half of the year, helping the market finish off of its previous lows.
Market Price and Net Asset Value Per Share Summary

	06/30/24	12/31/23	Change	High	Low
Closing Market Price	$ 16.35	$ 16.26	0.55%	$ 17.11	$ 15.47
Net Asset Value	17.46	18.07	(3.38)	18.29	16.95
Performance
Returns for the period ended June 30, 2024 were as follows:

		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	(0.01) %	4.34%	(0.20) %	4.04%
Trust at Market Price (a)(b)	4.05	5.65	(1.06)	3.92
Bloomberg Taxable Municipal Bond Index (c)	(0.08)	3.81	0.34	2.88

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
An index that is a flagship measure of the taxable municipal bond market over 1 year to maturity. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies if all three rate the bond: Moody’s, S&P, Fitch.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust
’
s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed-End Funds” section of
blackrock.com
.

2024
BlackRock Semi-Annual Report to Shareholders

Trust Summary
as of June 30, 2024
(continued)

BlackRock Taxable Municipal Bond Trust (BBN)
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
The Trust’s use of U.S. Treasury futures to manage interest-rate risk contributed to performance at a time of rising yields. The Trust’s use of leverage allowed it to capitalize on tightening credit spreads, further helping results. An allocation to lower-rated investment-grade taxable municipals contributed, as spreads tightened in that space to a greater extent than they did for higher-rated issues. Holdings in the utilities, education and tax-backed local sectors also contributed.
Higher financing costs detracted from performance by increasing the cost of using leverage. The Trust was also negatively impacted by bonds that were called prior to their maturities.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on its investment strategy.
Describe recent portfolio activity.
The Trust’s duration (interest rate sensitivity) ended June 2024 in line with where it began the year, but it was higher at various points throughout the reporting period. The
Trust’s maturity exposure increased in the 12- to 15-year area, while declining in the 20- to 25-year range. In terms of sector weightings, housing had the largest increase. On the other hand, the Trust’s weighting in education declined. Its allocation to California taxable municipals fell, as did its position in AA rated securities.
The investment adviser continued to look for opportunities to increase the portfolio’s yield to maturity given elevated levels of interest rates, and it preferred to purchase lower dollar price securities when available. The adviser was active in the housing sector, where there was a large amount of new issuance relative to the broader market.
Describe portfolio positioning at period end.
The Trust’s duration was below that of the benchmark. The Trust remained overweight in lower-quality securities (those rated A and lower). It was overweight in bonds with maturities of 15 years and above, and it was underweight in shorter maturities. The Trust was overweight in the tobacco, housing and utilities sectors underweight in tax-backed states and school districts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

SECTOR ALLOCATION
Sector (a)	Percent of Total Investments (b)
County/City/Special District/School District	19.3%
State	18.1
Utilities	17.5
Transportation	13.7
Education	10.3
Tobacco	6.0
Housing	5.6
Corporate	3.1
Commercial Services & Supplies	2.1
Health Care Providers & Services	2.1
Financial Services	1.2
Health	1.0

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31, (c)	Percent (b)
2024	2.2%
2025	2.1
2026	0.8
2027	1.5
2028	2.5

CREDIT QUALITY ALLOCATION
Credit Rating (d)	Percent of Total Investments (b)
AAA/Aaa	5.2%
AA/Aa	44.7
A	29.4
BBB/Baa	10.5
BB/Ba	2.8
B	1.6
CCC/Caa	— (e)
N/R (f)	5.8
Trust Summary

Trust Summary
as of June 30, 2024
(continued)

BlackRock Taxable Municipal Bond Trust (BBN)

(a)	For purposes of this report, sector sub-classifications may differ from those utilized for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)	Rounds to less than 0.1%.
(f)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of June 30, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 3.1%
Grand Canyon University, 5.13%, 10/01/28 (a)	$9,377	$ 8,456,272
Rensselaer Polytechnic Institute, Series 2018, 5.25%, 09/01/48	18,190	15,995,140
Wesleyan University, 4.78%, 07/01/2116 (a)	11,000	8,963,407
		33,414,819
Financial Services (b) — 1.7%
MMH Master LLC
6.38%, 02/01/34	2,670	2,686,020
6.50%, 02/01/39	6,475	6,413,105
6.75%, 02/01/44	7,300	7,331,818
Western Group Housing LP, 6.75%, 03/15/57 (a)	2,388	2,497,148
		18,928,091
Health Care Providers & Services — 3.0%
CommonSpirit Health, 5.32%, 12/01/34 (a)	14,655	14,388,977
Ochsner Clinic Foundation, 5.90%, 05/15/45 (a)	5,000	4,849,857
West Virginia United Health System Obligated Group, Series 2018, 4.92%, 06/01/48	15,000	13,385,585
		32,624,419
Total Corporate Bonds — 7.8% (Cost: $92,825,759)		84,967,329
Municipal Bonds
Alabama — 0.1%
Jacksonville Public Educational Building Authority, RB, (AGM), 7.00%, 08/01/46	1,365	1,434,270
Alaska — 0.9%
Alaska Housing Finance Corp., RB, S/F Housing, Series C, 6.25%, 12/01/53	10,000	10,246,346
Arizona — 2.1%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41 (a)	24,545	23,053,894
Arkansas — 0.8%
Arkansas Development Finance Authority, RB, AMT, Sustainability Bonds, 7.38%, 07/01/48 (b)	7,400	8,325,366
California — 20.9%
Alameda Corridor Transportation Authority, Refunding RB, CAB (c)
Series D, (AGM), 0.00%, 10/01/40	3,775	1,437,465
Series B, Senior Lien, 0.00%, 10/01/42	5,000	1,737,333
Alameda County Joint Powers Authority, RB, BAB, Series A, 7.05%, 12/01/44 (a)	11,000	12,617,681
Bay Area Toll Authority, RB, BAB
Series S-1, 6.92%, 04/01/40	6,720	7,513,207
Series S-3, 6.91%, 10/01/50	14,000	16,367,371
California Infrastructure & Economic Development Bank, RB, 5.50%, 01/01/38 (b)	4,800	3,800,102
California State Public Works Board, RB, BAB, Series G-2, 8.36%, 10/01/34 (a)	17,050	20,474,378
California State University, Refunding RB, Series B, 2.80%, 11/01/41	5,000	3,670,058
City of Chula Vista California, RB, 2.40%, 06/01/36	1,275	956,877
City of Huntington Beach California, Refunding RB
3.28%, 06/15/40 (a)	6,000	4,792,105
3.38%, 06/15/44	1,500	1,159,894
Security	Par (000)	Value
California (continued)
City of Orange California, RB, (BAM), 3.12%, 06/01/44	$2,000	$ 1,481,326
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, Series DE, 6.00%, 11/01/40 (a)	21,255	21,932,270
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29 (a)	10,420	10,591,758
Golden State Tobacco Securitization Corp., Refunding RB
(SAP), 3.12%, 06/01/38	11,410	9,186,560
Series A-1, 4.21%, 06/01/50	35,775	26,575,888
Imperial Irrigation District, RB, (AMBAC), 6.94%, 01/01/26	1,115	1,131,512
Los Angeles Community College District, GO, BAB, 6.60%, 08/01/42	10,000	11,103,964
Orange County Local Transportation Authority Sales Tax Revenue, Refunding RB, BAB, Series A, 6.91%, 02/15/41	5,000	5,464,861
San Diego County Regional Airport Authority, ARB, Series B, 5.59%, 07/01/43	3,685	3,685,048
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	7,200	5,447,741
State of California, GO, BAB
7.55%, 04/01/39 (a)	9,035	10,705,728
7.35%, 11/01/39	5,000	5,761,018
7.63%, 03/01/40	8,950	10,586,797
7.60%, 11/01/40 (a)	15,000	18,050,377
State of California, Refunding GO, 5.13%, 03/01/38	10,010	9,859,169
		226,090,488
Colorado — 4.3%
Colorado Health Facilities Authority, Refunding RB, Series B, 4.48%, 12/01/40	11,885	10,012,921
Colorado Housing and Finance Authority, RB, S/F Housing, Series B-1, Class I, (GNMA), 6.25%, 11/01/54	2,180	2,263,961
Denver City & County School District No. 1, Refunding COP, Series B, 7.02%, 12/15/37	6,000	6,850,679
Regional Transportation District, COP, BAB, Series B, 7.67%, 06/01/40 (a)	23,000	27,396,802
		46,524,363
Connecticut — 0.2%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series G-2, 4.25%, 07/01/27 (b)	2,765	2,649,364
District of Columbia — 1.8%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, ARB, BAB, Series D, 8.00%, 10/01/47 (a)	10,750	13,420,733
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	5,000	6,003,484
		19,424,217
Florida — 4.7%
Capital Trust Agency, Inc., RB (b)
5.00%, 01/01/25	80	79,308
5.50%, 06/15/26	445	427,692
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	3,295	3,456,747
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Excelsior Academies, Inc., RB, Series C, 5.25%, 11/01/25	$195	$ 192,224
Florida Development Finance Corp., RB (b)
6.75%, 12/15/28	690	487,278
Series B, 5.00%, 06/15/25	145	142,068
Series B, 5.75%, 06/15/25	260	253,472
Series D, 5.75%, 12/15/26	650	625,602
Florida Development Finance Corp., Refunding RB
Series B, 4.11%, 04/01/50	10,000	8,159,676
AMT, 12.00%, 07/15/32 (b)	1,665	1,767,963
Miami-Dade County Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	12,250	11,901,121
Miami-Dade County Industrial Development Authority, RB, 5.25%, 11/01/25	70	68,921
State Board of Administration Finance Corp., RB, Series A, 5.53%, 07/01/34	10,000	10,073,639
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	13,500	13,399,046
		51,034,757
Georgia — 5.7%
East Point Business & Industrial Development Authority, RB, Series B, 5.25%, 06/15/31 (b)	860	841,678
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	25,422	27,641,603
6.66%, 04/01/57	20,536	22,235,301
7.06%, 04/01/57	9,420	10,539,092
		61,257,674
Hawaii — 0.7%
State of Hawaii, GO, Series GK, 6.05%, 10/01/36	5,000	5,352,312
State of Hawaii, Refunding GO, Series GC, 2.37%, 10/01/35	2,500	1,948,648
		7,300,960
Idaho — 2.1%
Idaho Housing & Finance Association, RB
Series B, 4.75%, 06/15/29 (b)	235	217,770
Series B, 7.15%, 06/15/31	460	418,252
Idaho Housing & Finance Association, RB, S/F Housing
Series B, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	5,915	6,089,728
Series E, (FHLMC, FNMA, GNMA), 6.06%, 01/01/44 (a)	15,000	15,419,195
		22,144,945
Illinois — 16.4%
Chicago Board of Education, GO, BAB
6.04%, 12/01/29	10,435	10,349,803
6.14%, 12/01/39	370	347,627
6.52%, 12/01/40	9,745	9,654,908
Chicago O ’ Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40	1,500	1,612,023
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	7,534	8,333,225
Series B, 6.90%, 12/01/40	4,623	5,132,204
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40 (a)	16,015	16,757,255
City of Chicago Illinois Wastewater Transmission Revenue, RB, BAB, Series B, 2nd Lien, 6.90%, 01/01/40 (a)	36,000	39,634,744
Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Waterworks Revenue, RB, BAB, Series B, 2nd Lien, 6.74%, 11/01/40	$15,250	$ 16,842,684
Illinois Finance Authority, RB, 6.69%, 07/01/33	2,925	2,963,882
Illinois Housing Development Authority, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.88%, 10/01/49	4,445	4,384,405
Illinois Municipal Electric Agency, RB, BAB, 7.29%, 02/01/35 (a)	15,000	16,290,464
Northern Illinois Municipal Power Agency, RB, BAB, 7.82%, 01/01/40	5,000	5,994,096
State of Illinois, GO, BAB
7.35%, 07/01/35 (a)	30,733	32,758,942
Series 3, 6.73%, 04/01/35	5,348	5,548,732
		176,604,994
Indiana — 1.8%
Indiana Finance Authority, RB, BAB, Series B, 6.60%, 02/01/39	7,900	8,735,601
Indiana Municipal Power Agency, RB, BAB, Series A, 5.59%, 01/01/42	10,000	10,253,582
		18,989,183
Kentucky — 0.9%
Westvaco Corp., RB, 7.67%, 01/15/27 (b)	9,400	9,734,944
Louisiana — 0.9%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-3, 5.20%, 12/01/39	9,750	9,796,525
Maryland — 2.2%
Maryland Community Development Administration, RB, S/F Housing
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.15%, 09/01/38	5,000	5,203,859
Series F, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.23%, 09/01/43	10,000	10,297,476
Maryland Economic Development Corp., RB, 4.00%, 04/01/34	9,270	7,294,499
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 6.25%, 03/01/27 (b)	765	738,438
		23,534,272
Massachusetts — 4.6%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, BAB, 5.73%, 06/01/40 (a)	5,000	5,077,680
Massachusetts Educational Financing Authority, RB
Series A, 3.61%, 07/01/36	9,270	8,603,865
Series A, 5.95%, 07/01/44	15,000	15,123,066
Massachusetts Educational Financing Authority, Refunding RB
Series A, 4.95%, 07/01/38	14,560	14,000,439
Series A, 6.35%, 07/01/49	6,785	6,861,014
		49,666,064
Michigan — 4.0%
Michigan Finance Authority, RB
6.38%, 06/01/33 (b)	1,000	435,400
Series D, 5.02%, 11/01/43	7,500	7,219,229
Michigan Finance Authority, Refunding RB, CAB, Series B, 0.00%, 06/01/45 (c)	50,000	12,717,777
Michigan State Housing Development Authority, RB, S/F Housing, Series B, Sustainability Bonds, 5.77%, 12/01/44	3,125	3,119,338

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
Michigan State University, RB, BAB, Series A, 6.17%, 02/15/50 (a)	$5,500	$ 5,679,922
Michigan State University, Refunding RB, Series A, 4.50%, 08/15/48 (a)	14,575	13,338,764
Western Michigan University, Refunding RB, Series B, (AGM), 2.88%, 11/15/43	1,500	1,110,430
		43,620,860
Minnesota — 1.3%
Southern Minnesota Municipal Power Agency, Refunding RB, BAB, Series A, 5.93%, 01/01/43	8,000	8,361,385
Western Minnesota Municipal Power Agency, RB, BAB, 6.77%, 01/01/46	5,000	5,604,611
		13,965,996
Mississippi — 0.5%
Mississippi Development Bank, RB, BAB, 6.41%, 01/01/40	5,000	5,424,205
Missouri — 1.9%
Curators of the University of Missouri, RB, BAB, 5.79%, 11/01/41	7,000	7,378,177
Missouri Joint Municipal Electric Utility Commission, RB, BAB, 7.73%, 01/01/39	11,000	13,188,693
		20,566,870
Nevada — 0.3%
City of North Las Vegas Nevada, GOL, BAB, 6.57%, 06/01/40	1,420	1,538,025
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	2,000	2,252,592
		3,790,617
New Hampshire — 2.2%
New Hampshire Business Finance Authority, RB, 3.78%, 01/01/36	2,500	1,983,777
New Hampshire Business Finance Authority, Refunding RB
3.30%, 04/01/32	12,895	10,245,788
2.87%, 07/01/35	4,795	3,512,204
Series A, 6.89%, 04/01/34 (b)	7,500	7,680,842
		23,422,611
New Jersey — 10.6%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 7.43%, 02/15/29 (a)	20,974	22,312,614
Series B, 7.00%, 06/15/30 (b)	3,280	3,281,382
New Jersey Educational Facilities Authority, Refunding RB, (AGM), 3.51%, 07/01/42	13,500	10,809,271
New Jersey Institute of Technology, Refunding RB, Series B, 3.42%, 07/01/42	7,500	6,002,845
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	4,500	4,529,000
New Jersey Transportation Trust Fund Authority, Refunding RB
4.08%, 06/15/39	7,230	6,270,492
4.13%, 06/15/42	16,765	14,130,653
New Jersey Turnpike Authority, RB, BAB (a)
Series A, 7.10%, 01/01/41	34,000	38,760,688
Series F, 7.41%, 01/01/40	6,790	7,951,362
		114,048,307
New York — 8.1%
City of New York, Refunding GO
Series D, 2.17%, 08/01/34 (d)	4,305	3,345,895
Security	Par (000)	Value
New York (continued)
City of New York, Refunding GO (continued)
Series D, 2.17%, 08/01/34	$2,980	$ 2,320,703
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	2,220	2,394,708
7.34%, 11/15/39 (a)	13,245	15,372,291
Series TR, 6.69%, 11/15/40	13,000	14,137,836
Metropolitan Transportation Authority, Refunding RB, Series C2, Sustainability Bonds, 5.18%, 11/15/49	340	311,106
New York City Housing Development Corp., RB, M/F Housing, Sustainability Bonds, 3.10%, 11/01/45	1,310	869,981
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38 (a)	19,000	19,155,178
New York State Dormitory Authority, RB, BAB, Series H, 5.39%, 03/15/40 (a)	15,000	14,819,002
New York State Dormitory Authority, Refunding RB, Series B, 5.75%, 07/01/24 (e)	6,010	6,010,000
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-3, 2.51%, 05/15/35	10,390	8,230,877
		86,967,577
North Carolina — 0.7%
North Carolina Housing Finance Agency, RB, S/F Housing, Series 53-B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	7,000	7,203,873
Ohio — 6.4%
American Municipal Power, Inc., RB, Series B, 7.83%, 02/15/41	20,760	24,931,651
Franklin County Convention Facilities Authority, RB, BAB, 6.64%, 12/01/42 (a)	30,575	33,951,162
Ohio University, RB, 5.59%, 12/01/2114	10,100	9,837,333
		68,720,146
Oklahoma — 1.5%
Oklahoma Development Finance Authority, RB
Series A-3, 5.09%, 02/01/52 (a)	6,750	6,600,746
Series A-3, 4.71%, 05/01/52	3,695	3,411,642
Series B, 11.00%, 09/01/41 (b)	3,000	2,754,529
Oklahoma Municipal Power Authority, RB, BAB, 6.44%, 01/01/45 (a)	3,500	3,755,017
		16,521,934
Pennsylvania — 3.2%
Commonwealth Financing Authority, RB
Series A, 4.14%, 06/01/38	4,435	4,033,954
Series A, 3.81%, 06/01/41	6,110	5,075,456
Pennsylvania Economic Development Financing Authority, RB, BAB, Series B, 6.53%, 06/15/39	23,050	25,208,356
		34,317,766
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 5.00%, 07/01/58	3,465	3,441,773
Series A-2, Restructured, 4.55%, 07/01/40	14,899	11,980,624
		15,422,397
South Carolina — 3.1%
Charleston Educational Excellence Finance Corp., Refunding RB, 1.87%, 12/01/29	10,000	8,649,094
South Carolina Jobs-Economic Development Authority, RB, 7.35%, 08/15/30 (b)	710	690,492
South Carolina Public Service Authority, RB, BAB, Series C, (AGM-CR), 6.45%, 01/01/50 (a)	11,290	12,538,805
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Public Service Authority, Refunding RB
Series C, 5.78%, 12/01/41	$4,595	$ 4,786,016
Series D, (AGM), 6.45%, 12/01/42	2,870	3,116,591
South Carolina Student Loan Corp., RB, Series A, 3.59%, 12/01/39	4,125	3,424,182
		33,205,180
Tennessee — 5.1%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series B, 5.45%, 07/01/45	5,875	4,362,091
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, BAB, Series A-2, 7.43%, 07/01/43 (a)	35,105	41,500,231
Tennessee Housing Development Agency, RB, S/F Housing
Series 1B, Sustainability Bonds, 5.92%, 07/01/49	545	543,470
Series 2B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.91%, 07/01/44	5,000	5,024,972
Tennessee State School Bond Authority, Refunding RB, Series A, 2.56%, 11/01/41	4,525	3,294,669
		54,725,433
Texas — 6.1%
Arlington Higher Education Finance Corp., RB (b)
5.50%, 04/01/30	500	458,071
6.50%, 11/01/32	1,280	1,289,897
Arlington Higher Education Finance Corp., Refunding RB, Series B, 4.00%, 08/15/28	1,355	1,253,449
City of San Antonio Texas Customer Facility Charge Revenue, ARB, 5.87%, 07/01/45	7,500	7,513,182
Dallas Area Rapid Transit, RB, BAB, 5.02%, 12/01/48 (a)	2,500	2,349,593
New Hope Higher Education Finance Corp., RB, Series B, 5.00%, 06/15/27 (b)	390	371,044
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28 (b)	18,785	16,599,566
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26 (b)	10,000	10,026,729
Port of Beaumont Navigation District, Refunding RB, Series B, 6.00%, 01/01/25 (b)	3,185	3,185,000
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.55%, 01/01/44	3,000	2,887,871
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	25,000	20,433,766
		66,368,168
Utah — 2.8%
Utah Housing Corp., RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 6.25%, 07/01/54	3,000	3,104,000
Utah Transit Authority, RB, BAB, 5.71%, 06/15/40 (a)	26,405	27,023,038
		30,127,038
Virginia — 3.4%
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	29,085	24,490,035
Virginia Housing Development Authority, RB, M/F Housing
Series D, 3.52%, 06/01/40	4,000	3,189,536
Series F, 3.13%, 07/01/45	3,425	2,368,512
Virginia Housing Development Authority, RB, S/F Housing, Series A, 5.57%, 10/01/49	6,845	6,512,293
		36,560,376
Security	Par (000)	Value
Washington — 1.8%
Washington State Convention Center Public Facilities District, RB, BAB, 6.79%, 07/01/40	$18,625	$ 19,561,864
West Virginia — 2.0%
Tobacco Settlement Finance Authority, RB, Series B, 0.00%, 06/01/47 (c)	1,600	136,391
Tobacco Settlement Finance Authority, Refunding RB
Series A, Class 1, 4.31%, 06/01/49	15,000	11,967,053
Series B, Class 2, 4.88%, 06/01/49	10,280	9,791,919
		21,895,363
Wisconsin (b) — 0.3%
Public Finance Authority, RB
4.75%, 06/15/25	245	240,569
5.38%, 06/15/28	325	307,249
5.25%, 01/01/31	1,075	830,966
Series B, Class S, 5.25%, 06/15/26	95	90,981
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49	1,470	1,253,238
		2,723,003
Total Municipal Bonds — 137.8% (Cost: $1,457,684,774)		1,486,972,210
Total Long-Term Investments — 145.6% (Cost: $1,550,510,533)		1,571,939,539

	Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.19% (f)(g)	3,903,375	3,903,375
Total Short-Term Securities — 0.4% (Cost: $3,903,375)		3,903,375
Total Investments — 146.0% (Cost: $1,554,413,908)		1,575,842,914
Liabilities in Excess of Other Assets — (46.0)%		(496,653,750)
Net Assets — 100.0%		$ 1,079,189,164

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 7,737,117	$ —	$ (3,833,742) (a)	$ —	$ —	$ 3,903,375	3,903,375	$ 355,906	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Bank PLC	5.60% (b)	12/01/23	Open	$ 971,763	$ 1,003,782	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.55 (b)	12/08/23	Open	5,732,475	5,911,352	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60 (b)	12/08/23	Open	3,272,500	3,375,238	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60 (b)	12/08/23	Open	4,550,000	4,680,749	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60 (b)	12/08/23	Open	6,100,312	6,291,549	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60 (b)	12/08/23	Open	7,587,825	7,826,388	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60 (b)	12/08/23	Open	2,068,750	2,133,792	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60 (b)	12/08/23	Open	18,981,470	19,578,253	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60 (b)	12/08/23	Open	13,125,000	13,534,044	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60 (b)	12/08/23	Open	10,150,000	10,468,654	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60 (b)	12/08/23	Open	17,076,250	17,613,132	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60 (b)	12/08/23	Open	13,195,000	13,609,854	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.60 (b)	12/13/23	Open	25,596,450	26,391,142	Municipal Bonds	Open/Demand
Barclays Bank PLC	5.05 (b)	01/29/24	Open	8,277,500	8,455,156	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	03/27/24	Open	16,495,450	16,740,462	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	03/27/24	Open	14,887,500	15,108,629	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	03/27/24	Open	20,332,125	20,634,125	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.49 (b)	04/15/24	Open	13,610,831	13,770,656	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.58 (b)	04/15/24	Open	12,443,750	12,592,266	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.50 (b)	05/06/24	Open	39,800,294	40,134,727	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.53 (b)	05/06/24	Open	10,311,194	10,398,309	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	5,820,000	5,869,527	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	8,975,000	9,051,375	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	1,490,000	1,502,680	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	17,306,250	17,453,521	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	9,528,750	9,609,837	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	4,563,488	4,602,322	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	11,437,500	11,534,830	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	1,862,500	1,878,349	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	10,412,500	10,501,107	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	18,721,250	18,880,563	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	6,875,381	6,933,889	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	1,977,500	1,994,328	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	10,575,000	10,664,990	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	6,957,500	7,016,706	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.57 (b)	05/06/24	Open	7,100,831	7,161,257	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60 (b)	05/23/24	Open	2,981,250	2,998,873	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60 (b)	05/23/24	Open	13,650,000	13,730,687	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60 (b)	05/23/24	Open	15,555,000	15,646,947	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60 (b)	05/23/24	Open	2,745,000	2,761,226	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.60 (b)	05/23/24	Open	2,840,000	2,856,788	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60 (b)	05/23/24	Open	7,516,250	7,560,679	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60 (b)	05/23/24	Open	13,930,000	14,012,342	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60 (b)	05/23/24	Open	17,807,500	17,912,762	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60 (b)	05/23/24	Open	20,235,000	20,354,611	Municipal Bonds	Open/Demand
RBC Capital Markets, LLC	5.60 (b)	05/23/24	Open	6,112,500	6,148,632	Municipal Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
RBC Capital Markets, LLC	5.60% (b)	05/31/24	Open	$ 27,592,500	$ 27,725,557	Municipal Bonds	Open/Demand
TD Securities (USA) LLC	5.60 (b)	06/25/24	Open	13,135,719	13,147,979	Municipal Bonds	Open/Demand
				$ 532,270,608	$ 539,764,623

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	369	09/19/24	$ 40,532	$ (298,550)
U.S. Long Bond	775	09/19/24	91,353	(309,226)
				$ (607,776)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 607,776	$ —	$ 607,776

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended June 30, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (1,320,216)	$ —	$ (1,320,216)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 8,774,257	$ —	$ 8,774,257
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$ 134,822,289
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2024
BlackRock Semi-Annual Report to Shareholders

Schedule of Investments
(unaudited)
(continued)
June 30, 2024
BlackRock Taxable Municipal Bond Trust (BBN)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 84,967,329	$ —	$ 84,967,329
Municipal Bonds	—	1,486,972,210	—	1,486,972,210
Short-Term Securities
Money Market Funds	3,903,375	—	—	3,903,375
	$ 3,903,375	$ 1,571,939,539	$ —	$ 1,575,842,914
Derivative Financial Instruments (a)
Liabilities
Interest Rate Contracts	$ (607,776)	$ —	$ —	$ (607,776)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities
(unaudited)
June 30, 2024

BBN
ASSETS
Investments, at value — unaffiliated (a)	$ 1,571,939,539
Investments, at value — affiliated (b)	3,903,375
Cash pledged:
Collateral — reverse repurchase agreements	1,209,000
Futures contracts	3,642,000
Receivables:
Investments sold	12,229,119
Dividends — affiliated	45,742
Interest — unaffiliated	26,110,803
Principal paydowns	117,768
Variation margin on futures contracts	1,263,941
Deferred offering costs	2,000
Prepaid expenses	14,713
Total assets	1,620,478,000
LIABILITIES
Reverse repurchase agreements, at value	539,764,623
Payables:
Accounting services fees	95,235
Custodian fees	7,392
Income dividend distributions	130,931
Investment advisory fees	725,769
Trustees ’ and Officer ’ s fees	472,100
Other accrued expenses	1,841
Professional fees	43,475
Transfer agent fees	47,470
Total liabilities	541,288,836
Commitments and contingent liabilities
NET ASSETS	$ 1,079,189,164
NET ASSETS CONSIST OF
Paid-in capital (c)(d)(e)	$ 1,155,444,561
Accumulated loss	(76,255,397)
NET ASSETS	$ 1,079,189,164
Net asset value	$ 17.46
(a) Investments, at cost — unaffiliated	$1,550,510,533
(b) Investments, at cost — affiliated	$3,903,375
(c) Shares outstanding	61,792,514
(d) Shares authorized	Unlimited
(e) Par value	$0.001
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statement of Operations
(unaudited)
Six Months Ended June 30, 2024

BBN
INVESTMENT INCOME
Dividends — affiliated	$ 355,906
Interest — unaffiliated	46,301,042
Total investment income	46,656,948
EXPENSES
Investment advisory	4,367,454
Trustees and Officer	64,532
Accounting services	56,241
Transfer agent	51,209
Professional	39,912
Registration	10,551
Custodian	10,434
Printing and postage	6,872
Miscellaneous	14,029
Total expenses excluding interest expense	4,621,234
Interest expense	14,342,846
Total expenses	18,964,080
Less:
Fees waived and/or reimbursed by the Manager	(5,413)
Total expenses after fees waived and/or reimbursed	18,958,667
Net investment income	27,698,281
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,861,780
Futures contracts	(1,320,216)
541,564
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(39,610,459)
Futures contracts	8,774,257
(30,836,202)
Net realized and unrealized loss	(30,294,638)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (2,596,357)
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	BBN
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 27,698,281	$ 54,419,437
Net realized gain (loss)	541,564	(16,082,628)
Net change in unrealized appreciation (depreciation)	(30,836,202)	81,120,566
Net increase (decrease) in net assets resulting from operations	(2,596,357)	119,457,375
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(34,443,147) (b)	(54,722,259)
Return of capital	—	(17,251,830)
Decrease in net assets resulting from distributions to shareholders	(34,443,147)	(71,974,089)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	106,661
Redemption of shares resulting from share repurchase program (including transaction costs)	(191,611)	—
Net increase (decrease) in net assets derived from capital share transactions	(191,611)	106,661
NET ASSETS
Total increase (decrease) in net assets	(37,231,115)	47,589,947
Beginning of period	1,116,420,279	1,068,830,332
End of period	$ 1,079,189,164	$ 1,116,420,279

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Statement of Cash Flows
(unaudited)
Six Months Ended June 30, 2024

BBN
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$ (2,596,357)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	114,667,883
Purchases of long-term investments	(147,505,665)
Net proceeds from sales of short-term securities	3,833,742
Amortization of premium and accretion of discount on investments and other fees	(1,135,036)
Net realized gain on investments	(1,861,780)
Net unrealized depreciation on investments	39,610,459
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	33,271
Interest — unaffiliated	(1,138,485)
Variation margin on futures contracts	(1,103,276)
Prepaid expenses	(5,234)
Deferred offering costs.	189,611
Increase (Decrease) in Liabilities
Collateral — reverse repurchase agreements	(6,849,993)
Payables
Accounting services fees	33,118
Custodian fees	(580)
Interest expense	5,911,665
Investment advisory fees	(18,101)
Trustees ’ and Officer ’ s fees	(37,254)
Other accrued expenses	(9,753)
Professional fees	(69,943)
Transfer agent fees	21,146
Net cash provided by operating activities	1,969,438
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(34,312,216)
Net payments on redemption of capital shares	(191,611)
Net borrowing of reverse repurchase agreements	32,790,563
Net cash used for financing activities	(1,713,264)
CASH
Net increase in restricted and unrestricted cash	256,174
Restricted and unrestricted cash at beginning of period	4,594,826
Restricted and unrestricted cash at end of period	$ 4,851,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$ 8,431,181
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Cash pledged
Collateral — reverse repurchase agreements	$ 1,209,000
Futures contracts	3,642,000
$ 4,851,000
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

BBN
	Six Months Ended 06/30/24 (unaudited)	Year Ended 12/31/23	Year Ended 12/31/22	Period from 08/01/21 to 12/31/21	Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19

Net asset value, beginning of period	$ 18.07	$ 17.30	$ 25.27	$ 26.02	$ 25.48	$ 24.32	$ 23.03
Net investment income (a)	0.45	0.88	1.16	0.55	1.32	1.44	1.38
Net realized and unrealized gain (loss)	(0.50)	1.05	(7.80)	(0.57)	0.61	1.06	1.33
Net increase (decrease) from investment operations	(0.05)	1.93	(6.64)	(0.02)	1.93	2.50	2.71
Distributions (b)
From net investment income	(0.56) (c)	(0.88)	(1.03)	(0.67)	(1.38)	(1.34)	(1.41)
Return of capital	—	(0.28)	(0.30)	(0.06)	(0.01)	—	(0.01)
Total distributions	(0.56)	(1.16)	(1.33)	(0.73)	(1.39)	(1.34)	(1.42)
Net asset value, end of period	$ 17.46	$ 18.07	$ 17.30	$ 25.27	$ 26.02	$ 25.48	$ 24.32
Market price, end of period	$ 16.35	$ 16.26	$ 16.84	$ 26.18	$ 26.31	$ 26.60	$ 23.89
Total Return (d)
Based on net asset value	(0.01)% (e)	12.04%	(26.55)%	(0.08)% (e)	7.96%	10.73%	12.60%
Based on market price	4.05% (e)	3.57%	(30.99)%	2.37% (e)	4.56%	17.68%	15.84%
Ratios to Average Net Assets (f)
Total expenses	3.51% (g)	3.50%	1.84%	1.07% (g)	1.20%	1.97%	2.53%
Total expenses after fees waived and/or reimbursed	3.51% (g)	3.50%	1.84%	1.07% (g)	1.20%	1.97%	2.53%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.85% (g)	0.87%	0.87%	0.87% (g)	0.86%	0.91%	0.93%
Net investment income	5.13% (g)	5.00%	5.82%	5.01% (g)	5.31%	5.88%	6.02%
Supplemental Data
Net assets, end of period (000)	$ 1,079,189	$ 1,116,420	$ 1,068,830	$ 1,508,138	$ 1,533,818	$ 1,456,804	$ 1,389,003
Borrowings outstanding, end of period (000)	$ 539,765	$ 501,062	$ 563,753	$ 769,609	$ 706,800	$ 712,054	$ 799,955
Portfolio turnover rate	8%	8%	11%	3%	16%	15%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
See notes to financial statements.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited)

1.
ORGANIZATION
BlackRock Taxable Municipal Bond Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is registered as a diversified, closed-end management investment company. The Trust is organized as a Delaware statutory trust. The Trust determines and makes available for publication the net asset value (“NAV”) of its Common Shares on a daily basis.
The Trust, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment

Transactions and Income Recognition:

For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.

Realized gains and losses on investment transactions are determined using the specific identification method.

Dividend income and capital gain distributions, if any, are
recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.

Interest income, including amortization and accretion of
premiums and discounts on debt securities, is recognized daily on an accrual basis.
Bank Overdraft:
The

Trust had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Trust is obligated to
repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization:
If required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:

Distributions from net investment income are declared and paid monthly.

Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.

The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan:
Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees who are not
“interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the
Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees
’
and Officer
’
s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Trust until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statement of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications:
In the normal course of business, the Trust enters into contracts that contain a variety of representations that provide general indemnification. The Trust
’
s
maximum exposure under these arrangements is unknown because it involves future potential claims against the Trust, which cannot be predicted with any certainty.
Other:

Expenses directly related to the Trust are charged to the Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment

Valuation Policies:

The

Trust
’
s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Trust is
open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the

Trust’s Manager as the valuation
designee for the

Trust. The

Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

Fair Value Inputs and Methodologies:
The following methods and inputs are used to establish the fair value of the Trust
’
s assets and liabilities:
•
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued
Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy:
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;
•
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee
’
s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.

The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds:

Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Reverse Repurchase Agreements:
Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes.
During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  Interest payments made by a fund to the

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months

ended

June 30, 2024, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Trust were
$510,365,704 and 5.65%, respectively.
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of the Trust
’
s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount
Barclays Bank PLC	$ (140,873,085)	$ 140,873,085	$ —	$ —
RBC Capital Markets, LLC	(131,709,104)	131,709,104	—	—
TD Securities (USA) LLC	(267,182,434)	267,182,434	—	—
	$ (539,764,623)	$ 539,764,623	$ —	$ —

(a)
Net collateral, including accrued interest, if any, with a value of $577,586,951 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Trust engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Trust and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts:
Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Trust and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory:
The Trust entered into an Investment Advisory Agreement with the Manager, the Trust
’
s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Trust
’
s portfolio and
provides the personnel, facilities, equipment and certain other services necessary to the operations of the Trust.
For such services, the

Trust pays the Manager a monthly fee at an annual rate equal to 0.55% of the average daily value of the

Trust’s managed assets.
For purposes of calculating this fee, “managed assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

Distribution Fees:

BBN had entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of
BBN

common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”); however, as of February 10,
2024, BBN is no longer actively engaged in a Shelf Offering and has no effective registration statement or current prospectus and the Distribution Agreement with BBN has been terminated. Pursuant to the Distribution Agreement, BRIL received commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BBN’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended June 30, 2024 amounted to $0 since no sales of BBN
’
s common shares were made prior to termination of the Distribution Agreement.
Expense Waivers:

The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2025. The contractual agreement may be terminated upon
90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Trust. This amount is included in fees waived and/or reimbursed by the Manager in the Statement

of Operations. For the six months ended June 30, 2024, the amount waived was $5,413.
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of the

Trust
’
s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trust
’
s Independent Trustees. For the six months ended June 30, 2024, there were no fees waived by the Manager pursuant to this arrangement.
Trustees and Officers:

Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Trust reimburses the Manager for a portion of the compensation paid to the Trust
’
s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
7.

PURCHASES AND SALES
For the six months ended June 30, 2024, purchases and sales of investments, including paydowns/payups, excluding short-term securities, were $147,505,665 and
$125,579,770, respectively.
8.
INCOME TAX INFORMATION
It is the

Trust
’
s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The

Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the

Trust
’
s U.S. federal
tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the

Trust
’
s state and local tax returns may remain open for an
additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Trust as of June 30, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trust
’
s financial statements.
As of December 31, 2023, the Trust had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

Trust Name	Non-Expiring Capital Loss Carryforwards
BBN	$ (99,525,026)
As of June 30, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BBN	$ 1,554,668,046	$ 63,787,345	$ (43,220,253)	$ 20,567,092
9.
PRINCIPAL RISKS
In the normal course of business, the Trust

invests in securities or other instruments and may enter into certain transactions, and such activities subject the

Trust to various
risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments.
The Trust may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trust reinvests the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of the

Trust.

2024
BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements
(unaudited) (continued)

The Build America Bonds (“BABs”) market is smaller, less diverse and less liquid than other types of municipal securities. Since the BABs program expired on December 31,
2010 and was not extended, BABs may be less actively traded, which may negatively affect the value of BABs held by the Trust.
The Trust may invest in BABs. Issuers of direct pay BABs held in the Trust’s portfolio receive a subsidy from the U.S. Treasury with respect to interest payment on bonds. There is no assurance that an issuer will comply with the requirements to receive such subsidy or that such subsidy will not be reduced or terminated altogether in the future. As of period end, the subsidy that issuers of direct payment BABs receive from the U.S. Treasury has been reduced as the result of budgetary sequestration, which has resulted, and which may continue to result, in early redemptions of BABs at par value. The early redemption of BABs at par value may result in a potential loss in value for investors of such
BABs, including the Trust, who may have purchased the securities at prices above par, and may require the Trust to reinvest redemption proceeds in lower-yielding securities which could reduce the Trust’s income and distributions. Moreover, the elimination or reduction in subsidy from the federal government may adversely affect an issuer’s ability to repay or refinance BABs and the BABs’ credit ratings, which, in turn, may adversely affect the value of the BABs held by the Trust and the Trust’s NAV.
Illiquidity Risk:
 The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:

The

Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the

Trust to reinvest in lower yielding securities. The

Trust

may also be exposed to reinvestment risk, which is the risk that income from the

Trust’s portfolio will decline if the

Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the

Trust
portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk:

The Trust may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trust manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trust to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trust
’
s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Trust.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Trust since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trust.
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the

Trust’s portfolio are disclosed in its Schedule of Investments.
The

Trust

invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Trust and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The

Trust invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trust may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The
Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Trust
’
s performance.
The

Trust invests a significant portion of its assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Notes to Financial Statements

Notes to Financial Statements
(unaudited) (continued)

Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trust invests.
10.

CAPITAL SHARE TRANSACTIONS
The Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares.

The par value for the Trust’s Common Shares is $0.001.

The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
For the six months ended June 30, 2024, shares issued and outstanding remained constant. For the year ended December 31, 2023, shares issued and outstanding increased by 5,932 as a result of Shelf Offering.
The Trust participates in an open market share repurchase program (the “Repurchase Program”). From December 1, 2023 through November 30, 2024, the Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30,
2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV. There is no assurance that the
Trust will purchase shares in any particular amounts. For the six months ended June 30, 2024, the Trust did not repurchase any shares.
BBN filed a prospectus with the U.S. Securities and Exchange Commission (“SEC”) allowing it to issue an additional 20,000,000 Common Shares, through an equity Shelf
Offering. During the six months ended June 30, 2024, BBN did not issue any Common Shares through its Shelf Offering. Effective February 10, 2024, BBN is no longer actively engaged in a Shelf Offering and has no effective registration statement or current prospectus for the sale of Common Shares.
Initial costs incurred by BBN in connection with its Shelf Offering were recorded as “Deferred offering costs” in the Statement of Assets and Liabilities. As shares were sold, a portion of the costs attributable to the shares sold were charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period were charged to expense.
11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Trust
’
s

financial statements was completed through the date the financial statements were issued and the following items were noted:
The Trust declared and paid or will pay distributions to Common Shareholders as follows:

Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BBN	07/01/24	07/15/24	07/31/24	$ 0.092900
	08/01/24	08/15/24	08/30/24	0.092900

2024
BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Taxable Municipal Bond Trust (the “Fund”) met on May 3,
2024 (the “May Meeting”) and June 6-7, 2024 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement” or the
“Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Fund on an annual basis. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the
“Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the
Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to the Fund; (e) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by the Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (l) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; and (o) the Fund’s market discount/premium compared to peer funds.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board
Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance
Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by
BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; and (h) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement
(continued)

A. Nature, Extent and Quality of the Services

Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered
BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk &
Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.
BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties)
and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of the Fund; (iii) oversight of daily accounting and pricing; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services.
The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2023, as compared to its Performance Peers. The performance information is based on net asset value (“NAV”), and utilizes Lipper data. Lipper’s methodology calculates a fund’s total return assuming distributions are reinvested on the ex-date at a fund’s ex-date NAV.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and certain performance metrics (“Performance Metrics”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers
(for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed and considered the Fund’s performance relative to the Fund’s Performance Metrics. Based on an overall rating relative to the Performance Metrics, the
Fund generally performed in line with expectations. The Board noted that BlackRock believes that the Performance Metrics are an appropriate performance comparison for the
Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate as a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes) to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed
BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes

2024
BlackRock Semi-Annual Report to Shareholders

Disclosure of Investment Advisory Agreement
(continued)

managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to
BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Expense Peers.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the
Fund increase.  The Board considered multiple factors, including the advisory fee rate and breakpoints, and fee waivers, as applicable. The Board considered the Fund’s asset levels and whether the current fee was appropriate.
Based on the Board’s review and consideration of the issue, the Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. Closed-end funds are typically priced at scale at a fund’s inception.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the
Fund, including for administrative, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock funds; and efforts to reduce fund discounts, including continued communication efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Fund for a one-year term ending
June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board
Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement

Additional Information

Trust Certification
The Trust

is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards.
The Trust filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Trust does not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Trust management will consider ESG factors as part of the investment process for the Trust. Trust management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Trust
’
s particular investment strategies and
may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The
ESG characteristics utilized in the Trust
’
s investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Trust
’
s exposure to certain companies or industries. While Trust management views ESG considerations as having the potential to contribute to the Trust
’
s long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
The Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, the Trust employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of the Trust.

The distributions paid by the Trust for any particular month may be more or less than the amount of net investment income earned by the Trust during such month. Furthermore, the final tax characterization of distributions is determined after the year-end of the Trust and is reported in the Trust’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital.  The Trust’s taxable net investment income and net realized capital gains (“taxable income”) may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.

A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.

Such distributions, under certain circumstances, may exceed the Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Trust’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.
General Information
The following information is a summary of certain changes since December 31, 2023. This information may not reflect all of the changes that have occurred since you purchased the Trust.
Except if noted otherwise herein, there were no changes to the Trust
’
s charter or by-laws that would delay or prevent a change of control of the Trust that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, the Trust may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at
blackrock.com
. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.

2024
BlackRock Semi-Annual Report to Shareholders

Additional Information
(continued)

Householding
The Trust will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents.
Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trust at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust
’
s
Form N-PORT is available on the SEC’s website at
sec.gov
. Additionally, the Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at
blackrock.com/fundreports
.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities and information about how the Trust voted proxies relating to securities held in the Trust
’
s portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
882-0052; (2) on the BlackRock website at
blackrock.com
; and (3) on the SEC’s website at
sec.gov
.
Availability of Trust Updates
BlackRock will update performance and certain other data for the Trust on a monthly basis on its website in the “Closed-end Funds” section of
blackrock.com
as well as
certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trust. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Trust and Service Providers
Investment Adviser
BlackRock Advisors, LLC

Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company

Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.

Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Boston, MA 02116
Legal Counsel
Willkie Farr & Gallagher LLP

New York, NY 10019
Address of the Trust
100 Bellevue Parkway

Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
S/F	Single-Family
SAP	Subject to Appropriations
TA	Tax Allocation

2024
BlackRock Semi-Annual Report to Shareholders

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Want to know more?
blackrock.com

|

800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
TAXMB-06/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –

Statement Regarding Basis for Approval of Investment Advisory Contract – The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Taxable Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust

Date: August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Taxable Municipal Bond Trust

Date: August 22, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Taxable Municipal Bond Trust

Date: August 22, 2024